LONG-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2014
LONG-TERM INVESTMENTS [Abstract]
LONG-TERM INVESTMENTS
9.	LONG-TERM INVESTMENTS

		As of December 31,
	Note	2013	2014

Equity method investments:
Social Finance Inc. ("SoFi")	(i)	$44,673	$67,490
Japan Macro Opportunities Offshore Partners, LP ("JMOOP")	(ii)	48,119	59,860
Snowball Finance Inc. ("Snowball")	(iii)	-	33,613
Hayman Credes Offshore Fund, LP ("Hayman")	(iv)	-	30,000
Eall Technology Limited ("Eall")	(v)	-	17,879
Rise Companies Corp. ("Rise")	(vi)	-	16,025
Effective Space Solution ("ESS")	(vii)	-	4,730
Others	(viii)	4,223	48,553
Total equity method investments		97,015	278,150

Warrant:
Warrant of Snowball	(iii)	-	901

Cost method investments:
Hylink Advertising Co., Ltd. ("Hylink")	(ix)	2,478	2,417
StoreDot Ltd. ("StoreDot")	(x)	-	10,001
GoGo Tech Holdings Limited ("GoGo")	(xi)	-	8,100
Sirin Sarl ("Sirin")	(xii)	-	5,000
Others	(xiii)	116	8,982
Total cost method investments		2,594	34,500

Held-to-maturity investments:
Series 2012-A Senior Secured Refi Loan Notes.	(xiv)	8,233	6,863
Total long-term investments		$107,842	$320,414

Equity method investments

(i)
In September 2012 and March 2014, the Company entered into agreements to purchase 5,573,719 Series B Preferred Shares and 6,014,304 Series D Preferred Shares issued by SoFi at a price of $8.791258 per Series B Share and $3.453  per Series D Share with a total consideration of $69,789. The Company held 26.68% and 24.62% equity interest of SoFi as of December 31, 2013 and 2014, respectively and recognized its share of loss in SoFi of $3,103 and gain of $2,028 for the years ended December 31, 2013, and 2014, respectively.

(ii)	In November 2011, February 2013 and January 2014, the Company invested $20,000, $20,000 and $40,000, respectively in JMOOP, which is a Cayman Islands exempted Limited partnership, and served as a limited partner. JMOOP is essentially a hedge fund that focuses on generating return for its partners through investments in the Japanese foreign currency exchange and credit markets. Pursuant to Subscription Agreement of JMOOP, once the general partner and a prospective investor agreed on the terms and investment objectives, the investor will subscribe for the agreed amount and become a limited partner of JMOOP. The general partner will create a new tranche within the fund for the new limited partner's monies, and commence the investing activities for this tranche. There are multiple tranches within JMOOP and there is no restriction on the maximum size of the fund. The general partner is not required to obtain existing partners' consents for or notify the existing partners of the addition of new investors into the fund. Therefore, the Company is practically unable to track its percentage ownership regularly in the partnership's capital. JMOOP reports the fair market value of the investment securities owned by the Company's investment tranche on a monthly basis, and the Company recognizes the appreciation or depreciation on its investment in JMOOP based on such valuation report.

As of December 31, 2014, the Company had two individual partner accounts, "Tranche Y" and "Tranche W", and accounted for them using equity method. The Company recognized its share of loss of $3,560, gain of $29,290 and gain of $55,978 for the year ended December 31, 2012, 2013, and 2014, respectively, and recognized capital distributions of $19,158 and $84,057 in the years ended December 31, 2013 and 2014, respectively. As of December 31, 2014, capital distribution receivable of $419 was recorded as amount due from related party (see Note 19).

(iii)	In November 2014, the Company acquired 35,040,427 Series C Preferred Shares issued by Snowball at a price of $0.9988 per share. Meanwhile, the Company received a detachable preferred share warrant to (1) purchase additional up to 8,872,590 Series C Preferred Shares at a price of $1.6906 per share; (2) if Snowball issued subsequent equity securities, purchase such subsequent equity securities at a price of the lower of $1.6906 and the per share price paid by investors purchasing such subsequent equity securities.

The total consideration for the purchase of Series C Preferred Shares and warrant was $34,998, of which $901 was allocated to the value of warrant based on its fair value at the acquisition date.

(iv)
In December, 2014, the Company invested $30,000 in Hayman which is a Cayman Islands exempted Limited partnership and served as a Limited Partner. The general partner of Hayman is Hayman Offshore Management Inc, which is also the general partner of JMOOP.

(v)
In September 2014, the Company entered into an agreement to purchase 5,321,428 Series B-1 Preferred Shares and 649,351 Series B-2 Preferred Shares issued by Eall at a price of $3.08 per Series B-1 Share and $2.62 per Series B-2 Share with a total consideration of $18,090. The Company held 18.77% equity interest of Eall and one board seat out of four as of December 31, 2014 and recognized its share of loss of $211 for the year ended December 31, 2014.

(vi)
In April, 2014, the Company entered into an agreement to purchase 7,856,395  Series A Preferred Shares issued by Rise at a price of $2.1872  per share with a total consideration of $17,183. The Company held 35.6% equity interest of Rise as of December 31, 2014.

(vii)
In December 2014, the Company entered into an agreement with "ESS" to purchase 3,333,333 Ordinary Shares at the price of $1.20 per share with total cash consideration of $4,000. Since the Company held 25% equity interest of ESS as of December 31, 2014 and was able to exert significant influence over ESS, the investment was accounted for using equity method.

Meanwhile the Company was granted a call option to invest additional $7,000 within next 18 months to acquire additional ordinary shares at a per share price determined on the basis of ESS's valuation of $30,000. Since the fair value of this call option was immaterial at the purchase date, it was recorded aggregately with the cost of equity method investment.

Besides, the Company wrote an option, which allows ESS to request additional investment of $7,000 from the Company if the aggregate amount of pre-sale letters received by ESS from its potential clients exceeded $10,000 during next 3 years. Such written put option was separately recorded based on its fair value of $730 at the purchase date under the caption of "Other non-current liabilities" on the consolidated balance sheets as of December 31, 2014.

(viii)	Others represents other equity method investments with individual carrying amount less than $15,000 as of December 31, 2013 and 2014, respectively.

The summarized financial information of the equity method investments were as follows:

	As of December 31,
	2013	2014

Total current assets	$76,508	$318,629
Total assets	$471,322	$898,713
Total current liabilities	$21,291	$47,999
Total liabilities	$225,822	$412,806

	For the years ended December 31,
	2012	2013	2014

Net revenues	$7,881	$145,745	$118,814
Gross profits	$5,371	$138,168	$105,193
Net (income) loss	$64,139	$(83,431)	$(30,696)

Cost method investments

(ix)
In April, 2011, the Company acquired 2% equity interest of Hylink at total cash consideration of $2,381. Hylink is mainly engaged in advertising agency service. The Company had no seat in Board and was not able to exercise significant influence over the operating and financial decisions of Hylink, and thus the Company used the cost method to account for its investment.

(x)
In August, 2014, the Company entered into an agreement to purchase Series B Preferred Shares issued by StoreDot at total cash consideration of $10,001 and held 6.06% equity interest of StoreDot. The Company had no seat in Board and was not able to exercise significant influence over the operating and financial decisions of StoreDot, and thus the Company used the cost method to account for its investment.

(xi)
In November 2014, the Company entered into an agreement to acquire 10% equity interest of GoGo with a total consideration of $8,100. The Company had no seat in Board and was not able to exercise significant influence over the operating and financial decisions of GoGo, and thus the Company used the cost method to account for its investment.

(xii)
In November 2014, the Company entered into an agreement to provide $5,000 loan to Sirin. The loan bears interest at an annual rate of LIBOR plus 2%. The sum of the principal and the interest would be automatically converted into Sirin's equity securities upon the occurrence of performance conditions or within 36 months.

(xiii)	Others represents other cost method investments with individual carrying amount less than $3,000 as of December 31, 2013 and 2014, respectively.

Held-to-Maturity investments

(xiv)
In July 2012, the Company entered into a Note Purchase Agreement with SoFi Lending Corp., a subsidiary of SoFi, to purchase $10,000 Series 2012-A Senior Secured Refi Loan Notes issued by SoFi Lending Corp. The loan has a maturity date of July 3, 2032 and a fixed annual interest rate of 4% with no redemption feature. The Company has the positive intent and ability to hold the investments to maturity. The Company received monthly payments, including return of the principal of $1,353, $1,370 and earned interest of $248, $211 from SoFi Lending Corp. for the years ended December 31, 2013 and 2014.